DEBT AND RELATED PARTY DEBT - Fiza Investments Limited Loan (Details) - USD ($) $ in Thousands		1 Months Ended
	Dec. 06, 2024	Mar. 31, 2024	Nov. 30, 2022	Sep. 30, 2022	Sep. 30, 2025	Dec. 31, 2024	Nov. 07, 2024	Dec. 31, 2023
DEBT AND RELATED PARTY DEBT
Amount outstanding					$ 9,560	$ 0		$ 10,000
Fiza Investments Limited Loan, Tranche 1
DEBT AND RELATED PARTY DEBT
Amount of loan received				$ 2,500
Fiza Investments Limited Loan, Tranche 2
DEBT AND RELATED PARTY DEBT
Amount of loan received			$ 2,500
Fiza Investments Limited Loan, Tranche 5
DEBT AND RELATED PARTY DEBT
Loan amount		$ 5,000
Interest rate		20.00%
Fiza Investments Limited Loans, March 2024 Convertible Debt
DEBT AND RELATED PARTY DEBT
Loan amount						5,000
Minimum gross proceeds							$ 8,750
Loan amount outstanding	$ 5,000
Valuation for the company for assumption of price if the debt is redeemed prior to maturity date		$ 250,000
Valuation for the company for assumption of price if the debt is not redeemed prior to maturity date		$ 150,000
Number of shares issued in conversion of debt	1,176,471
Amount outstanding						$ 0
Fiza Investments Limited Loans, March 2024 Convertible Debt | Redemption Occurring Before December 31, 2024
DEBT AND RELATED PARTY DEBT
Percentage of principal to be redeemed		85.00%
Fiza Investments Limited Loans, March 2024 Convertible Debt | Redemption Occurring After December 31, 2024
DEBT AND RELATED PARTY DEBT
Percentage of principal to be redeemed		100.00%
Convertible LSA
DEBT AND RELATED PARTY DEBT
Loan amount			$ 5,000